Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables
Suppliers	€ 628,992	€ 601,618
VAT payable	13,011	11,694
Taxation authorities, withholdings payable	7,267	6,829
Social security payable	39,191	32,640
Other public entities	92,365	89,926
Other payables	151,834	141,089
Current income tax liabilities	4,516	3,482
Total trade and other payables (note 22)	€ 785,342	€ 746,189